Provision for liabilities and charges (Details) - GBP (£) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019
Provisions for liabilities and charges
Balance at beginning of the period	£ 2,480	£ 3,004	£ 3,004
Implementation of IFRS 16 on 1 January 2019		170
ECL impairment charge/(release)	21	(3)
Transfer of accruals and other liabilities	4	(3)
Currency translation and other movements	10	(29)
Charge to income statement	182	55
Releases to income statement	(114)	(37)
Provisions utilised	(313)	(337)
Balance at end of the period	2,270	2,480	2,270
Payment protection insurance
Provisions for liabilities and charges
Balance at beginning of the period	559	695	695
Provisions utilised	(116)	(136)	(4,900)
Balance at end of the period	443	559	443
Prior year provisions	99		99
Other customer redress
Provisions for liabilities and charges
Balance at beginning of the period	449	536	536
Transfer of accruals and other liabilities	4	(4)
Currency translation and other movements	3	(7)
Charge to income statement	64	17
Releases to income statement	(11)	(12)
Provisions utilised	(90)	(81)
Balance at end of the period	419	449	419
Litigation and other regulatory (incl. RMBS)
Provisions for liabilities and charges
Balance at beginning of the period	767	783	783
Currency translation and other movements	3	(6)
Charge to income statement	18	5
Releases to income statement	(33)	(9)
Provisions utilised	(28)	(6)
Balance at end of the period	727	767	727
Other
Provisions for liabilities and charges
Balance at beginning of the period	705	990	990
Implementation of IFRS 16 on 1 January 2019		170
ECL impairment charge/(release)	21	(3)
Transfer of accruals and other liabilities		1
Currency translation and other movements	4	(16)
Charge to income statement	100	33
Releases to income statement	(70)	(16)
Provisions utilised	(79)	(114)
Balance at end of the period	£ 681	£ 705	£ 681